Schedule of Net Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total Net Revenue	$ 94,511	$ 104,676	$ 191,327	$ 216,941	$ 468,883	$ 528,624
Dash Boards [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	10,478	14,076	24,102		69,258
IT Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	22,620	25,740	48,360	46,397	102,960
Software and Interfaces [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	5,580		5,580	8,840	58,599	15,015
Support and Maintenance [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	26,895	24,363	52,736	118,580	95,355	299,082
vCIO Services [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	13,240	22,500	27,431		65,313
Software Licenses Fees [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	15,247	17,997	30,744	43,124	74,618	204,124
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	$ 451		$ 2,374		$ 2,780	$ 10,403